Property, Equipment and Software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Summary of property, equipment and software
Gross book value	¥ 15,176,363	¥ 12,612,721
Less: accumulated depreciation	(6,923,618)	(6,270,391)
Less: impairment	(177,701)
Net book value	8,075,044	6,342,330		$ 1,137,346
Depreciation expense	769,700	1,127,200	¥ 928,500
Building and decoration
Summary of property, equipment and software
Gross book value	4,063,468	3,875,063
Leasehold improvements
Summary of property, equipment and software
Gross book value	311,156	304,365
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value	508,185	379,938
Vehicles
Summary of property, equipment and software
Gross book value	106,027	102,823
Servers and computers
Summary of property, equipment and software
Gross book value	6,144,176	6,018,709
Software
Summary of property, equipment and software
Gross book value	367,472	344,410
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 3,675,879	¥ 1,587,413